Members' Equity (IMAC Regeneration Center of St Louis, LLC)	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2018	Sep. 30, 2018	Dec. 31, 2017
Members' Equity

Note 12 – Shareholders’ Equity

Prior to the Company’s conversion to a corporation, the Company had 400 member units authorized with 365 units issued and outstanding.

On June 1, 2018, the Company converted its 365 outstanding member units into 6,582,737 shares of common stock with a $0.001 par value. The conversion has been given retrospective treatment.

During 2016, the Company issued 2,524,885 shares of common stock for cash in the amount of $1,350,000, and 360,698 shares of common stock for services valued at $150,000.

During 2017, the Company issued 90,174 shares of common stock for services valued at $37,500.

The Company also has entered into certain agreements which may entitle or require the Company to settle its obligations through the issuance of common stock. See note 14.

IMAC Regeneration Center of St. Louis, LLC [Member]
Members' Equity

Note 10 – Members’ Equity

Pursuant to its operating agreement, the Company has issued 100 member units, and has 100 units issued and outstanding.

The Company maintains separate capital accounts for each member and is credited for capital contributions and each member’s share of profits and is debited for distributions and each member’s share of losses. The allocation of profit and losses is allocated to the members in accordance with their respective percentage interest in each entity.

Note 10 – Members’ Equity

Pursuant to its operating agreement, the Company has authorized 100 member units, and has 100 units issued and outstanding.

The Company maintains separate capital accounts for each member and is credited for capital contributions and each member’s share of profits and is debited for distributions and each member’s share of losses. The allocation of profit and losses is allocated to the members in accordance with their respective percentage interest in each entity.